Derivatives - Narrative (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Nov. 29, 2022 USD ($) instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other receivables
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other receivables
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities		Other liabilities
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]			Non-current other liabilities
Other comprehensive income (loss), cash flow hedge, gain (loss), before reclassification and tax	$ (9,100)	$ 3,900
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax	(700)	$ (2,300)
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months, net	2,000
Interest Rate Caps | Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of interest rate derivatives held | instrument				2
Derivative, notional amount				$ 2,101,000
Derivative, fixed interest rate				0.42%
Derivative liability, current	300
Interest Rate Caps | Total derivatives designated as hedging instruments | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, variable interest rate, reference rate in excess of				4.75%
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount				$ 1,101,000
Derivative, fixed interest rate				3.40%
Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative asset, current	2,900
Derivative asset, noncurrent	$ 5,300
Derivative liability, current			$ 1,900
Derivative liability, noncurrent			$ 500